Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Net loss before income taxes	$ 94,301,000	$ 153,298,000	$ 1,971,839,000
Net loss attributable to Bakkt Holdings, Inc.	46,659,000	74,854,000	578,105,000
Net loss attributable to noncontrolling interest	56,788,000	150,958,000	1,411,829,000
Income tax expense	110,000	355,000	$ (11,390,000)
Valuation allowance	152,453,000	139,331,000
Unrecognized tax benefits	0	0
Unrecognized tax benefits, interest and penalties accrued	0	0
Expire In 2028
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	3,000,000.0
Expire In 2031
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	400,000
Bakkt Holdings, Inc.
Operating Loss Carryforwards [Line Items]
Net loss before income taxes	(42,500,000)
Members Outside Of Reporting Group
Operating Loss Carryforwards [Line Items]
Net loss before income taxes	(51,800,000)
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	122,700,000	90,000,000.0
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards subject to expiration	$ 115,700,000	$ 79,900,000